Lease liabilities - net debt (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases
Net debt
Cash flows	SFr 316,348
Acquisition - Leases	(322,528)
Foreign exchange differences	445
Net debt ending balance	(550,245)
Leases | Increase (decrease) due to application of IFRS 16
Net debt
Net debt beginning balance	(544,510)
Net debt ending balance		SFr (544,510)
Leases | After application of IFRS 16
Net debt
Net debt beginning balance	(544,510)
Net debt ending balance		(544,510)
Cash and cash equivalents
Net debt
Net debt beginning balance	41,670,158	2,579,248
Cash flows	(9,989,053)	39,080,443
Foreign exchange differences	(144,302)	10,467
Net debt ending balance	31,536,803	41,670,158
Cash and cash equivalents | After application of IFRS 16
Net debt
Net debt beginning balance	41,670,158
Net debt ending balance		41,670,158
Other financial assets
Net debt
Net debt beginning balance	7,983	11,291
Cash flows	5,955	(3,308)
Net debt ending balance	13,938	7,983
Other financial assets | After application of IFRS 16
Net debt
Net debt beginning balance	SFr 7,983
Net debt ending balance		SFr 7,983